Income tax and social contribuition (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	R$ 120,762	R$ 83,296
Deferred tax liability	(1,391,760)	(1,132,595)
Tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	(68,839)	(50,134)
Deferred tax expense (income) recognised in profit or loss	(2,524)	17,446
Other components of deferred tax expense (income)	4,468	1,259
Deferred Income Tax And Social Contribution	(70,783)	(68,839)
Tax credit
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	(4,897)	(5,618)
Deferred tax expense (income) recognised in profit or loss	(5,084)	(721)
Other components of deferred tax expense (income)		0
Deferred Income Tax And Social Contribution	187	(4,897)
Technological Inovation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	277,971	161,211
Deferred tax expense (income) recognised in profit or loss	(157,885)	(117,073)
Other components of deferred tax expense (income)	8,617	313
Deferred Income Tax And Social Contribution	427,239	277,971
Other temporary differences - Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	(182,818)	(153,632)
Deferred tax expense (income) recognised in profit or loss	170,895	29,462
Other components of deferred tax expense (income)	(93)	(276)
Deferred Income Tax And Social Contribution	(353,620)	(182,818)
Other Temporary Differences - Liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	1,027,883	679,123
Deferred tax expense (income) recognised in profit or loss	(207,344)	(348,666)
Other components of deferred tax expense (income)	(32,748)	(94)
Deferred Income Tax And Social Contribution	1,267,975	1,027,883
Deferred Tax Assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax asset	120,762
Deferred Tax Liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability	(1,391,760)
Deferred Tax Liability Asset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Income Tax And Social Contribution	1,049,300	630,950
Deferred tax expense (income) recognised in profit or loss	(201,942)	(419,552)
Other components of deferred tax expense (income)	(19,756)	1,202
Deferred Income Tax And Social Contribution	R$ 1,270,998	R$ 1,049,300